Pledged assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Pledged Assets [Text Block]

Note 7 – Pledged assets

Certain securities, loans and other real estate owned were pledged to secure public and trust deposits, assets sold under agreements to repurchase, other borrowings and credit facilities available, derivative positions, and loan servicing agreements. The classification and carrying amount of the Corporation's pledged assets, in which the secured parties are not permitted to sell or repledge the collateral, were as follows:

(In thousands)	2011	2010
Investment securities available-for-sale, at fair value	$1,894,651	$1,867,249
Investment securities held-to-maturity, at amortized cost	25,000	25,770
Loans held-for-sale measured at lower of cost or fair value	5,286	2,862
Loans held-in-portfolio covered under loss sharing agreements with the FDIC	-	4,787,002
Loans held-in-portfolio not covered under loss sharing agreements with the FDIC	10,279,579	9,695,200
Other real estate covered under loss sharing agreements with the FDIC	-	57,565
Total pledged assets	$12,204,516	$16,435,648

Pledged securities and loans that the creditor has the right by custom or contract to repledge are presented separately on the consolidated statements of financial condition.

At December 31, 2011, investment securities available-for-sale and held-to-maturity totaling $ 1.4 billion, and loans of $ 0.4 billion, served as collateral to secure public funds (December 31, 2010 - $ 1.3 billion and $ 0.5 billion, respectively).

At December 31, 2011, the Corporation's banking subsidiaries had short-term and long-term credit facilities authorized with the Federal Home Loan Bank system (the “FHLB”) aggregating $2.0 billion (December 31, 2010 - $1.6 billion). Refer to Notes 19 and 20 to the consolidated financial statements for borrowings outstanding under these credit facilities. At December 31, 2011, the credit facilities authorized with the FHLB were collateralized by $ 4.9 billion in loans held-in-portfolio (December 31, 2010 - $ 3.8 billion). Also, BPPR had a borrowing capacity at the Fed discount window of $2.6 billion (December 31, 2010 - $2.7 billion), which remained unused as of such date. The amount available under this credit facility is dependent upon the balance of loans and securities pledged as collateral. At December 31, 2011, the credit facilities with the Fed discount window were collateralized by $ 4.0 billion in loans held-in-portfolio (December 31, 2010 -$ 4.2 billion). These pledged assets are included in the above table and were not reclassified and separately reported in the consolidated statement of financial condition.

In addition, at December 31, 2011, securities sold but not yet delivered amounting to $68 million were pledged to secure repurchase agreements.

Loans held-in-portfolio and other real estate owned that are covered by loss sharing agreements with the FDIC served as collateral to secure the note issued to the FDIC as part of the Westernbank FDIC-assisted transaction.